UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
Vermont Municipal Bond Bank, 4.00%, 12/1/17(1)	$2,515	$2,608,155
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	794,084
Vermont Municipal Bond Bank, 5.00%, 12/1/22	535	653,695

		$4,055,934

Education — 4.6%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,323,740
University of North Texas, 5.00%, 4/15/17	305	311,862
University of North Texas, 5.00%, 4/15/18	290	308,070
University of North Texas, 5.00%, 4/15/21	300	350,922
Virginia College Building Authority, 3.00%, 9/1/26	2,500	2,777,775

		$6,072,369

Electric Utilities — 4.7%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/22	$5,000	$6,084,000

		$6,084,000

Escrowed/Prerefunded — 6.8%
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	$2,985	$3,316,544
Maryland, Prerefunded to 8/1/19, 5.00%, 8/1/20	5,000	5,572,950

		$8,889,494

General Obligations — 42.6%
Acalanes Union High School District, CA, 5.00%, 8/1/21	$1,000	$1,190,100
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	400	480,188
Arkansas, 5.00%, 6/15/21	5,000	5,900,950
Beaufort County School District, SC, 5.00%, 3/1/19(1)	5,370	5,902,060
California, 5.00%, 9/1/23	1,500	1,865,355
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/23	4,810	4,366,181
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	2,010	2,067,265
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,050	3,491,914
Georgia, 5.00%, 7/1/17	600	619,050
Georgia, 5.00%, 7/1/19	3,070	3,415,866
Holden, MA, 5.00%, 6/15/20	195	223,811
Holden, MA, 5.00%, 6/15/21	875	1,034,399
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/26	1,000	1,185,130
Liberty Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	315	297,981
Maryland, 5.00%, 3/1/22	2,000	2,417,300
Northwest Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/18	1,445	1,426,981
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 1/1/20	875	975,109
Richardson, TX, 5.00%, 2/15/18	2,890	3,053,169
Rose Tree Media School District, PA, 3.00%, 2/1/20	500	529,930
Texas Public Finance Authority, 5.00%, 10/1/20	2,500	2,894,600
Utah, Series 2011A, 5.00%, 7/1/19	3,300	3,672,735
Washington, 5.00%, 8/1/22	4,000	4,849,600
Wisconsin, 5.00%, 5/1/20	2,255	2,577,375
Wisconsin, 5.00%, 5/1/21	1,040	1,224,652

		$55,661,701

Hospital — 6.2%
Allen County, OH, Hospital Facilities, (Catholic Health Partners), 5.00%, 9/1/20(1)	$6,500	$7,398,170
Middlesex County, NJ, 2.00%, 6/1/21	630	656,857

		$8,055,027

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 4.4%
California Public Works Board, 5.00%, 9/1/20	$4,470	$5,159,185
Orange County, FL, School Board, 5.00%, 8/1/19	500	556,800

		$5,715,985

Other Revenue — 0.9%
New York City Trust for Cultural Resources, NY, (Museum of Modern Art), 4.00%, 2/1/23	$1,000	$1,175,770

		$1,175,770

Transportation — 8.1%
New York State Thruway Authority, 5.00%, 4/1/18(1)	$10,000	$10,630,800

		$10,630,800

Water and Sewer — 9.7%
Charlotte, NC, Water and Sewer Revenue, 5.00%, 7/1/22	$1,810	$2,205,268
Metropolitan Water District of Southern California, 1.22%, 3/27/18 (Put Date), 7/1/36(2)	3,750	3,747,375
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,675,770
Texas Water Development Board, 5.00%, 4/15/24(3)	4,000	5,035,000

		$12,663,413

Total Tax-Exempt Municipal Securities — 91.1% (identified cost $115,296,729)		$119,004,493

Taxable Municipal Securities — 6.4%

Security	Principal Amount (000’s omitted)	Value
Education — 5.4%
University of California, 3.154%, 5/15/21	$2,395	$2,566,195
University of North Carolina at Chapel Hill, 0.759%, 12/1/16	1,255	1,255,427
University of North Carolina at Chapel Hill, 1.798%, 12/1/18	1,540	1,571,801
University of North Carolina at Chapel Hill, 2.098%, 12/1/19	1,135	1,167,245
University of North Carolina at Chapel Hill, 2.355%, 12/1/20	500	519,850

		$7,080,518

General Obligations — 1.0%
Olentangy, Local School District, OH, Series A, 5.00%, 12/1/19	$1,200	$1,340,112

		$1,340,112

Total Taxable Municipal Securities — 6.4% (identified cost $8,190,473)		$8,420,630

U.S. Treasury Obligations — 0.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.875%, 11/30/21	$650	$671,455

Total U.S. Treasury Obligations — 0.5% (identified cost $653,413)		$671,455

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	95	$2,320	10/5/16	$475
S&P 500 Index	96	2,300	10/7/16	960
S&P 500 Index	98	2,290	10/12/16	735
S&P 500 Index	97	2,290	10/14/16	1,213
S&P 500 Index	97	2,300	10/19/16	1,455
S&P 500 Index	92	2,310	10/21/16	920
S&P 500 Index	92	2,300	10/26/16	1,150
S&P 500 Index	90	2,305	10/28/16	1,575
S&P 500 Index FLEX	98	2,320	10/3/16	0
S&P 500 Index FLEX	96	2,290	10/10/16	36
S&P 500 Index FLEX	96	2,300	10/17/16	364
S&P 500 Index FLEX	94	2,300	10/24/16	1,615

Total Call Options Purchased (identified cost $26,023)				$10,498

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	95	$1,990	10/5/16	$1,188
S&P 500 Index	96	1,965	10/7/16	1,440
S&P 500 Index	98	1,900	10/12/16	1,715
S&P 500 Index	97	1,920	10/14/16	3,153
S&P 500 Index	97	1,940	10/19/16	6,790
S&P 500 Index	92	1,975	10/21/16	11,960
S&P 500 Index	92	1,960	10/26/16	14,950
S&P 500 Index	90	1,960	10/28/16	16,875
S&P 500 Index FLEX	98	1,980	10/3/16	0
S&P 500 Index FLEX	96	1,910	10/10/16	55
S&P 500 Index FLEX	96	1,945	10/17/16	2,501
S&P 500 Index FLEX	94	1,945	10/24/16	8,736

Total Put Options Purchased (identified cost $290,961)				$69,363

Short-Term Investments — 5.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(5)			$6,961	$6,961,342

Total Short-Term Investments — 5.3% (identified cost $6,961,342)				$6,961,342

Total Investments — 103.4% (identified cost $131,418,941)				$135,137,781

Call Options Written — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	95	$2,215	10/5/16	$(1,188)
S&P 500 Index	96	2,195	10/7/16	(17,280)
S&P 500 Index	98	2,185	10/12/16	(71,540)
S&P 500 Index	97	2,185	10/14/16	(86,330)
S&P 500 Index	97	2,195	10/19/16	(68,870)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	92	$2,205	10/21/16	$(43,700)
S&P 500 Index	92	2,195	10/26/16	(92,000)
S&P 500 Index	90	2,200	10/28/16	(81,000)
S&P 500 Index FLEX	98	2,215	10/3/16	(1,134)
S&P 500 Index FLEX	96	2,185	10/10/16	(102,200)
S&P 500 Index FLEX	96	2,195	10/17/16	(110,216)
S&P 500 Index FLEX	94	2,195	10/24/16	(143,687)

Total Call Options Written — (0.6)% (premiums received $863,895)				$(819,145)

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	95	$2,095	10/5/16	$(5,937)
S&P 500 Index	96	2,070	10/7/16	(6,960)
S&P 500 Index	98	2,005	10/12/16	(6,125)
S&P 500 Index	97	2,025	10/14/16	(11,882)
S&P 500 Index	97	2,045	10/19/16	(26,918)
S&P 500 Index	92	2,080	10/21/16	(52,900)
S&P 500 Index	92	2,065	10/26/16	(55,200)
S&P 500 Index	90	2,065	10/28/16	(61,650)
S&P 500 Index FLEX	98	2,085	10/3/16	(211)
S&P 500 Index FLEX	96	2,015	10/10/16	(1,811)
S&P 500 Index FLEX	96	2,050	10/17/16	(22,152)
S&P 500 Index FLEX	94	2,050	10/24/16	(43,526)

Total Put Options Written — (0.2)% (premiums received $951,100)				$(295,272)

Other Assets, Less Liabilities — (2.6)%				$(3,357,138)

Net Assets — 100.0%				$130,666,226

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.8%
Texas	15.1%
Others, representing less than 10% individually	66.6%

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2016.

(3)	When-issued or delayed delivery security.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $19,120.

Abbreviations:

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PSF	-	Permanent School Fund

Written options activity for the fiscal year to date ended September 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,704	$2,583,766
Options written	24,620	21,429,388
Options terminated in closing purchase transactions	(4,663)	(4,749,300)
Options expired	(20,379)	(17,448,859)

Outstanding, end of period	2,282	$1,814,995

At September 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$79,861	$—
Written options	—	(1,114,417)

Total	$79,861	$(1,114,417)

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$131,097,682

Gross unrealized appreciation	$3,975,171
Gross unrealized depreciation	(14,933)

Net unrealized appreciation	$3,960,238

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$119,004,493	$—	$119,004,493
Taxable Municipal Securities	—	8,420,630	—	8,420,630
U.S. Treasury Obligations	—	671,455	—	671,455
Call Options Purchased	8,483	2,015	—	10,498
Put Options Purchased	58,071	11,292	—	69,363
Short-Term Investments	—	6,961,342	—	6,961,342
Total Investments	$66,554	$135,071,227	$—	$135,137,781

Liability Description
Call Options Written	$(461,908)	$(357,237)	$—	$(819,145)
Put Options Written	(227,572)	(67,700)	—	(295,272)
Total	$(689,480)	$(424,937)	$—	$(1,114,417)

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016